Notes to the Consolidated Statements of Cash Flows - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	$ 296,918	$ 310,919	$ 165,227
Interest expense	791	433	582
Conversion into ordinary shares	(329,539)
Transaction costs for the issuance of convertible redeemable preferred shares			758
Additions	50,234	8,360	109,780
Disposal
Payment- financing cash flows	(25,089)	(14,252)	(12,154)
Payment– operating cash flows
Interest paid	(685)	(424)	(427)
Change in fair value	39,171	(7,195)	46,910
Exchange adjustment	(141)	(917)	243
Balance at end	31,660	296,918	310,919
Financial instrument measured at FVTPL [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	290,368	297,563	153,283
Interest expense
Conversion into ordinary shares	(329,539)
Transaction costs for the issuance of convertible redeemable preferred shares
Additions			97,370
Disposal
Payment- financing cash flows
Payment– operating cash flows
Interest paid
Change in fair value	39,171	(7,195)	46,910
Exchange adjustment
Balance at end		290,368	297,563
New bank loans and other borrowings [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	4,313	10,468	8,309
Interest expense	708	295	422
Conversion into ordinary shares
Transaction costs for the issuance of convertible redeemable preferred shares
Additions	50,234	7,897	12,410
Disposal
Payment- financing cash flows	(24,069)	(13,316)	(10,430)
Payment– operating cash flows
Interest paid	(602)	(290)	(427)
Change in fair value
Exchange adjustment	(115)	(741)	184
Balance at end	30,469	4,313	10,468
Lease liabilities [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning	2,237	2,888	3,635
Interest expense	83	133	160
Conversion into ordinary shares
Transaction costs for the issuance of convertible redeemable preferred shares
Additions		463
Disposal
Payment- financing cash flows	(1,020)	(936)	(966)
Payment– operating cash flows
Interest paid	(83)	(134)
Change in fair value
Exchange adjustment	(26)	(177)	59
Balance at end	1,191	2,237	2,888
Payable for issue costs [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Balance at beginning
Interest expense
Conversion into ordinary shares
Transaction costs for the issuance of convertible redeemable preferred shares			758
Additions
Disposal
Payment- financing cash flows			(758)
Payment– operating cash flows
Interest paid
Change in fair value
Exchange adjustment
Balance at end